Fair value measurement	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value measurement
Fair value measurement
The redeemable noncontrolling interest is measured at fair value on a recurring basis as of December 31, 2015 and 2016 and classified using the fair value hierarchy in the tables below:

	December 31, 2015
(in thousands)	Total	Level 1	Level 2	Level 3
Redeemable noncontrolling interest:
Put/call option	€2,076	€0	€0	€2,076
Total mezzanine equity	€2,076	€0	€0	€2,076

	December 31, 2016
(in thousands)	Total	Level 1	Level 2	Level 3
Redeemable noncontrolling interest:
Put/call option	€351	€0	€0	€351
Total mezzanine equity	€351	€0	€0	€351

See Note 11 - Redeemable noncontrolling interest for further information on the fair value of the put/call option classified as Level 3. As of December 31, 2015, the carrying value of our credit facility approximates fair value, and the balance was zero as of December 31, 2016. For the years ended December 31, 2015 and 2016 we had no financial assets classified as Level 2 or 3. See Note 2 - Significant accounting policies for more information.